Leases Lessor (Details) $ in Thousands	3 Months Ended		4 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Apr. 20, 2021 USD ($)	Mar. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Lease, Lease Income [Abstract]
Rental income related to fixed lease payments	$ 94,966	$ 96,027			$ 380,439	$ 385,948
Rental income related to variable lease payments	31,401	31,838			125,256	127,790
Straight Line Rent Adjustments	1,369	2,309			3,258	9,003
Amortization of lease assets	827	779			3,138	4,138
Lease buyout income	797	94			1,237	1,166
Adjustments for collectability	(1,737)	(2,581)			(27,845)	(5,775)
Total rental income	127,623	128,466			485,483	522,270	$ 395,790
Lessor, Operating Lease, Payments, After 2020
2021	351,031				374,203
2022	303,854				339,952
2023	248,929				291,884
2024	193,599				236,076
2025	470,135				179,406
Thereafter					430,799
Total	1,852,157				$ 1,852,320
Deferred Rent, Payment Plans, Weighted Average Remaining Term					11
Cash basis lease revenue unrecognized	4,800	2,800			$ (28,100)	(3,900)
Concentration Risk [Line Items]
Rental income	127,623	128,466			485,483	522,270	$ 395,790
Lessor, Operating Lease, Payment to be Received, Remainder of Fiscal Year	284,609
2021	351,031				374,203
2022	303,854				339,952
2023	248,929				291,884
2024	193,599				236,076
2025	470,135				179,406
Lessor, Operating Lease, Payments to be Received	1,852,157				1,852,320
Cash basis lease revenue unrecognized	$ 4,800	$ 2,800			$ (28,100)	$ (3,900)
Subsequent Event
Lessor, Operating Lease, Payments, After 2020
Lease income deferred			$ 5,200	$ 8,600
Lease rental income abatement			$ 4,400	$ 4,200
The percentage of revenue for the period subject to payment plans.				2.00%
Percentage Lease Income Subject to Rent Abatement			1.10%	1.00%
Concentration Risk [Line Items]
The percentage of revenue for the period subject to payment plans.				2.00%
Percentage Lease Income Subject to Rent Abatement			1.10%	1.00%
Lease rental income abatement			$ 4,400	$ 4,200
Lease income deferred			$ 5,200	$ 8,600
Percent of payment plans scheduled to be received in fiscal year			0.85
Percentage Lease Revenue Subject to Payment Plan			1.40%
Florida | Geographic concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	12.40%				12.30%
California | Geographic concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	10.40%				10.40%